Non-trading securities	6 Months Ended
Sep. 30, 2018
Non-trading Securities [Abstract]
Non-trading securities

6. Non-trading securities:

As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31 and September 30, 2018.

For the six months ended September 30, 2017, non-trading securities of ¥14,398 million were disposed of resulting in ¥393 million of realized gains and ¥365 million of realized losses. Total proceeds received from these disposals were ¥14,426 million.

For the three months ended September 30, 2017, non-trading securities of ¥8,683 million were disposed of resulting in ¥274 million of realized gains and ¥365 million of realized losses. Total proceeds received from these disposals were ¥8,592 million.

Related gains and losses were computed using the average method. For the six months ended September 30, 2017 and September 30, 2018, there were no transfers of non-trading securities to trading assets.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more likely than not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not intend to sell the debt security and it is not more likely than not that Nomura will be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2017, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥19 million and ¥19 million. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥29 million and ¥nil. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.